Annual Total Returns - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2035 Fund	May 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018
Fidelity Advisor Freedom 2035 Fund - Class A
Bar Chart Table:
Annual Return 2014	5.21%
Annual Return 2015	(1.04%)
Annual Return 2016	8.11%
Annual Return 2017	21.19%
Annual Return 2018	(8.04%)
Annual Return 2019	25.45%
Annual Return 2020	16.10%
Annual Return 2021	13.61%
Annual Return 2022	(17.88%)
Annual Return 2023	16.37%